Income Tax (Details) - Schedule of Income Tax Provision - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Current
Federal	$ 1,758,720	$ 802,367
State
Deferred
Federal	(427,576)	(205,053)
State	(266,934)
Change in valuation allowance	694,510	205,053
Income tax provision	$ 1,758,720	$ 802,367